Equity Method Investments (Summarized Balance Sheet) (Detail) (Janssen AI [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Janssen AI [Member]
Current assets	$ 41.9	$ 12.9
Non-current assets	9.3	688.6
Current liabilities	60.6	60.2
Non-current liabilities	$ 0.9	$ 8.9